Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 3,245
Accounts receivable	22	90
Inventory	900	81
Parent Company	73
Other current assets	78	62
Total current assets	4,318	233
NON-CURRENT ASSETS:
Property and equipment, net	59	13
Operating lease right-of-use assets	53
Severance pay asset	327	270
Total non-current assets	439	283
TOTAL ASSETS	4,757	516
CURRENT LIABILITIES :
Accounts payable	35	19
Contract liabilities	502
Operating lease liabilities - short term	24
Accrued compensation expenses	297	131
Loan from Parent company	500
Other accrued expenses	552	32
Total current liabilities	1,910	182
NON-CURRENT LIABILITIES:
Contract liabilities		200
Operating lease liabilities - long term	29
Liability for severance pay	296	252
Total non-current liabilities	325	452
TOTAL LIABILITIES	2,235	634
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY):
Ordinary shares Common stock, $0.001 par value; 75,000,000 shares authorized, 26,884,921 and 16,130,952* shares issued and outstanding at December 31, 2019 and 2018, respectively	27	16
Additional paid-in capital	4,135	(16)
Parent company deficit		(118)
Accumulated deficit	(1,640)
TOTAL SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	2,522	(118)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	$ 4,757	$ 516